Organization (Details)											6 Months Ended
	Oct. 06, 2025 shares	Aug. 22, 2025 shares	Jun. 11, 2025 HKD ($) shares	Apr. 16, 2025 USD ($) shares	Mar. 27, 2025 USD ($) $ / shares shares	Feb. 08, 2024 $ / shares shares	Sep. 16, 2021 $ / shares shares	May 17, 2021 HKD ($) shares	May 12, 2021	Mar. 12, 2020 HKD ($) shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2025 INR (₨) shares	Dec. 31, 2024 $ / shares shares	Aug. 26, 2021 $ / shares
Organization [Line Items]
Ordinary shares issued			100
Acquired value (in Dollars) | $								$ 1,900
Share capital (in Rupees) | ₨												₨ 25,000
Percentage of cancellation reduced shares						20.00%
Number of issued cancellation reduced shares						60,002,670
Ordinary shares outstanding						12,000,534						13,438,034	12,000,534
Ordinary shares par value (in Dollars per share) | $ / shares						$ 0.00002					$ 0.00002		$ 0.00002	$ 80
Surrendered shares						48,002,136
Ordinary shares issued							6,002,670
Public offering price (in Dollars per share) | $ / shares							$ 0.02
Option period					45 days
Acquisition facilitated (in Dollars) | $											$ 50,000
Refundable deposits (in Dollars) | $											900,000
Ordinary shares issued												13,438,034	12,000,534
Preferred shares issued
Exclusive Agent Agreement [Member]
Organization [Line Items]
Total consideration (in Dollars) | $											100,000
Service fees (in Dollars) | $											50,000
Acquisition facilitated (in Dollars) | $											50,000
Refundable deposits (in Dollars) | $											$ 900,000
Subsequent Event [Member]
Organization [Line Items]
Preferred shares issued		100,000,000
Percentage of share capital		1.00%
Class A Ordinary Shares [Member]
Organization [Line Items]
Voting rights											one
Class A Ordinary Shares [Member] | Forecast [Member]
Organization [Line Items]
Ordinary shares issued	11,500
Current holding shares	14,500
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Organization [Line Items]
Ordinary shares issued		800,000,000
Ordinary shares issued		800,000,000
Voting rights		20
Class B Ordinary Shares [Member]
Organization [Line Items]
Voting rights											20
Class B Ordinary Shares [Member] | Forecast [Member]
Organization [Line Items]
Converted shares	26,000
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Organization [Line Items]
Ordinary shares issued		10,800,000
Ordinary shares issued		100,000,000
Voting rights		20
Shares repurchased		10,800,000
IPO [Member]
Organization [Line Items]
Ordinary shares issued					187,500
Public offering price (in Dollars per share) | $ / shares					$ 4
Aggregate gross proceeds (in Dollars) | $											$ 4,908,000
Net proceeds (in Dollars) | $					$ 4,240,500
IPO [Member] | Class A Ordinary Shares [Member]
Organization [Line Items]
Ordinary shares issued					1,250,000
Aggregate gross proceeds (in Dollars) | $					$ 5,000,000
Over-Allotment Option [Member]
Organization [Line Items]
Ordinary shares issued				187,500
Net proceeds (in Dollars) | $				$ 667,500
Mr. Chi Long Lou [Member]
Organization [Line Items]
Acquired value percentage										100.00%
Ordinary shares issued			100							10,000
Acquired value (in Dollars) | $			$ 1					$ 8,000		$ 10,000
Epsium BVI [Member]
Organization [Line Items]
Acquired value percentage			80.00%
Ordinary shares issued								8,000
Mr. Son I Tam Who [Member]
Organization [Line Items]
Ordinary shares issued								1,900
Mr. Lou Chi Long [Member]
Organization [Line Items]
Acquired value percentage											1.00%
Luz [Member]
Organization [Line Items]
Acquired value percentage									80.00%		99.23%
Son I Tam [Member]
Organization [Line Items]
Acquired value percentage			20.00%						20.00%
Son I Tam [Member] | Class A Ordinary Shares [Member] | Subsequent Event [Member]
Organization [Line Items]
Shares repurchased		10,800,000